Putnam Managed Municipal Income Trust
The fund's portfolio
1/31/23 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FCS — Farm Credit System
G.O. Bonds — General Obligation Bonds
PO — Principal Only
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund

MUNICIPAL BONDS AND NOTES (134.6%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (2.2%)
Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB	$500,000	$534,614
stepped-coupon zero %(7.750%, 10/1/23), 10/1/46(STP)	BBB	3,950,000	4,053,627
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA	2,075,000	2,246,415
5.00%, 9/15/33	AA	275,000	299,467

			7,134,123
Alaska (1.5%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 4.00%, 10/1/49	A+/F	5,000,000	4,814,453

			4,814,453
Arizona (4.5%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds
(BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	500,000	501,155
(Somerset Academy of Las Vegas), 4.00%, 12/15/41	BB	500,000	428,389
La Paz Cnty., Indl. Dev. Auth. Ed. Fac. Rev. Bonds, (Harmony Pub. Schools), Ser. A
5.00%, 2/15/48	BBB	2,330,000	2,351,834
5.00%, 2/15/38	BBB	500,000	511,906
Maricopa Cnty. Indl. Dev. Auth. 144A Rev. Bonds, (Commercial Metals Co), 4.00%, 10/15/47	BB+	700,000	594,238
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	750,000	747,346
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 5.00%, 7/1/44	BBB-	1,700,000	1,713,764
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	250,000	238,064
5.00%, 7/1/35	BB	900,000	904,689
Ser. A, 5.00%, 7/1/35	BB	600,000	603,126
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.), 6.875%, 11/15/52	BBB+/P	1,500,000	1,560,988
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	2,000,000	2,205,761
5.00%, 12/1/32	A3	570,000	622,263
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Yavapai Regl. Med.), 5.00%, 8/1/36	A2	200,000	209,403
(Yavapai Regl. Med. Ctr.), 5.00%, 8/1/34	A2	200,000	211,603
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	920,000	920,039
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	500,077

			14,824,645
Arkansas (0.8%)
AR Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Baptist Health Oblig. Group)
5.00%, 12/1/47	A	600,000	633,833
4.00%, 12/1/44	A	610,000	605,559
4.00%, 12/1/39	A	585,000	589,566
4.00%, 12/1/37	A	805,000	816,220

			2,645,178
California (11.9%)
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	475,000	419,529
(Fountains at Emerald Park), 4.00%, 8/1/46	BB-/P	2,460,000	2,088,910
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	1,678,657	1,627,693
CA Pub. State Fin. Auth. Sr. Living 144A Rev. Bonds, (Enso Village Project), Ser. A, 5.00%, 11/15/56	B-/P	750,000	652,549
CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB-	465,000	469,400
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. B, zero %, 1/1/61	B-/P	4,455,000	258,553
CA State Muni. Fin. Auth. Rev. Bonds, (Orchard Park Student Hsg.), BAM, 3.00%, 5/15/54	AA	2,410,000	1,887,975
CA State Muni. Fin. Auth. Charter School Rev. Bonds, (Partnerships Uplift Cmnty.), Ser. A, 5.00%, 8/1/32	BB+	665,000	650,261
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,100,000	1,125,974
CA State Poll. Control Fin. Auth. 144A Rev. Bonds, (Wtr. Furnishing), 5.00%, 11/21/45	Baa3	1,000,000	1,001,953
CA State Tobacco Securitization Agcy. Rev. Bonds, (Gold Country Settlement Funding Corp.), Ser. B-2, zero %, 6/1/55	BB/P	5,570,000	1,240,406
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	1,500,000	1,198,875
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	2,000,000	1,426,772
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Pasadena Portfolio), 4.00%, 12/1/56	BB/P	1,000,000	759,552
(Anaheim), 4.00%, 8/1/56	BB/P	2,725,000	2,351,392
(Jefferson-Anaheim), 3.125%, 8/1/56	BB+/P	1,125,000	835,160
(Jefferson-Anaheim), 2.875%, 8/1/41	BB+/P	930,000	813,060
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B-2, zero %, 6/1/66	BB+/P	20,675,000	2,614,128
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB-/P	1,200,000	989,927
Palm Desert, Special Tax, (Cmnty. Fac. Dist. 2021-1), 4.00%, 9/1/41	B+/P	450,000	427,987
Regents of the U. of CA Med. Ctr. (The) Rev. Bonds, Ser. P, 5.00%, 5/15/41(T)	Aa3	6,000,000	6,873,098
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03), 4.00%, 9/1/46	BB/P	700,000	610,836
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A, 4.00%, 5/1/52	A1	1,000,000	961,367
San Francisco, City & Cnty. Dev. 144A Special Tax, (Dist. No. 2020-1 Mission Rock Fac. & Svcs.), Ser. A, 4.00%, 9/1/41	B+/P	500,000	457,655
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay Pub. Impts.), Ser. C
zero %, 8/1/43	BBB/P	2,000,000	605,478
zero %, 8/1/38	BBB/P	2,000,000	817,119
San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A
4.00%, 1/15/45	A	400,000	394,310
4.00%, 1/15/44	A	100,000	98,875
4.00%, 1/15/42	A	500,000	499,717
4.00%, 1/15/41	A	500,000	500,832
Santa Clara Cnty., Fin. Auth. Rev. Bonds, Ser. Q, 3.00%, 5/15/34	AA+	4,000,000	4,003,045
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	785,000	787,938

			39,450,326
Colorado (2.4%)
CO State Edl. & Cultural Auth. Rev. Bonds, (Aspen View Academy, Inc.)
4.00%, 5/1/61	Baa3	550,000	444,767
4.00%, 5/1/51	Baa3	350,000	295,305
4.00%, 5/1/41	Baa3	175,000	157,161
4.00%, 5/1/36	Baa3	150,000	142,052
CO State Educ. & Cultural Fac. Auth. Rev. Bonds, (Skyview Academy), 5.125%, 7/1/34	BB	755,000	758,693
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Christian Living Neighborhood)
5.00%, 1/1/37	BB/P	1,250,000	1,149,735
5.00%, 1/1/31	BB/P	500,000	485,043
Park Creek, Metro. Dist. Tax Alloc. Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	225,000	232,153
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	1,650,000	1,630,712
RainDance Metro. Dist. No. 1 Rev. Bonds, (Non-Potable Wtr. Enterprise), 5.25%, 12/1/50	B+/P	875,000	806,823
Rampart Range Metro. Distr. Rev. Bonds, (Dist. No. 5), 4.00%, 12/1/41	BB-/P	1,000,000	789,463
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 5.00%, 12/1/37	Ba1	500,000	500,433
Sterling Ranch Cmnty. Auth. Board Rev. Bonds, (Metro. Dist. No. 2), Ser. A, 4.25%, 12/1/50	BB/P	450,000	361,582

			7,753,922
Connecticut (0.5%)
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	1,500,000	1,501,740

			1,501,740
Delaware (1.0%)
DE State Econ. Dev. Auth. Rev. Bonds
(ASPIRA of Delaware Charter Operations, Inc.), Ser. A, 5.00%, 6/1/51	BB	1,035,000	999,952
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB	705,000	711,189
Millsboro Special Oblig. 144A Special Tax, (Plantation Lakes), 5.25%, 7/1/48	BB-/P	999,000	982,491
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB-/P	490,000	490,391

			3,184,023
District of Columbia (5.5%)
DC Rev. Bonds
(Plenary Infrastructure DC, LLC), 5.50%, 8/31/36	A3	1,365,000	1,513,420
(Plenary Infrastructure DC, LLC), 5.50%, 8/31/35	A3	1,140,000	1,276,372
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	1,000,000	855,243
(Intl. School), 5.00%, 7/1/49	BBB	1,275,000	1,292,871
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	1,500,000	1,487,881
(KIPP DC), 4.00%, 7/1/44	BBB+	750,000	664,699
DC 144A Rev. Bonds, (Rocketship DC Oblig. Group), Ser. 21-A, 5.00%, 6/1/61	BB/P	400,000	369,944
DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	CCC/P	7,500,000	1,780,061
Metro. Washington DC, Arpt. Auth. Rev. Bonds Ser. A, 4.00%, 10/1/51(T)	AA-	7,200,000	6,910,717
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.) Ser. B, 4.00%, 10/1/44(T)	A-	1,060,000	1,035,856
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53(T)	A-	1,065,000	998,847

			18,185,911
Florida (8.3%)
Cap. Trust Agcy. Rev. Bonds, (Wonderful Foundation Charter School Holdings, LLC), zero %, 1/1/60	B/P	6,000,000	363,682
Cap. Trust Agcy. 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	BB/P	900,000	741,548
(Wonderful Foundation Charter School Holdings, LLC), 5.00%, 1/1/55	BB-/P	1,700,000	1,415,714
(Wonderful Foundation Charter School Holdings, LLC), 4.50%, 1/1/35	BB-/P	750,000	717,912
Charlotte Cnty., Indl. Dev. Auth. Util. Syst. 144A Rev. Bonds, (MSKP Town & Country Util., LLC), Ser. A, 4.00%, 10/1/51	B+/P	1,000,000	772,502
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, (Sr. Lien), Ser. A-1, 4.125%, 5/1/31	A	500,000	500,871
Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	370,000	372,413
FL State Dev. Fin Corp. Sr. Living Rev. Bonds, (Glenridge on Palmer Ranch Oblig. Group), 5.00%, 6/1/51	BB/P	700,000	582,013
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds
(St. Leo U., Inc. Oblig. Group), 5.00%, 3/1/49	BB+	365,000	330,508
(St. Leo U.), 5.00%, 3/1/44	BB+	1,370,000	1,267,373
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,300,000	1,353,950
Lake Cnty., Retirement Fac. Rev. Bonds, (Waterman Cmnty., Inc.), 5.75%, 8/15/55	B/P	750,000	661,452
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.125%, 5/1/46	B+/P	810,000	794,228
Lakewood Ranch, Stewardship Dist. Special Assmt., (Azario), 4.00%, 5/1/40	B+/P	1,000,000	878,406
Lakewood Ranch, Stewardship Dist. 144A Special Assmt., 4.00%, 5/1/50	B/P	250,000	201,036
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	1,240,000	1,271,962
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Orlando Hlth.), 5.00%, 10/1/53	A+	4,000,000	4,303,692
Palm Beach Cnty., Rev. Bonds, (Lynn U. Hsg.), Ser. A, 5.00%, 6/1/57	B+/P	625,000	557,628
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	500,000	488,587
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	AAA/P	1,690,000	1,689,156
Sarasota Cnty., Hlth. Fac. Auth. Rev. Bonds, (Village on the Isle), Ser. A, 5.00%, 1/1/37	BB+/F	1,000,000	947,119
Sarasota Cnty., Pub. Hosp. Dist. Rev. Bonds, (Sarasota Memorial Hosp.), 4.00%, 7/1/48	A1	1,500,000	1,420,150
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/41	BB+/F	500,000	404,483
4.00%, 12/15/36	BB+/F	355,000	307,528
Tallahassee, Hlth. Fac. Rev. Bonds, (Tallahassee Memorial HealthCare, Inc.), Ser. A, 5.00%, 12/1/55	Baa1	1,000,000	1,013,371
Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds, (Cap. Impt.), 5.00%, 5/1/33	B+/P	490,000	490,334
Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	760,000	762,802
Village Cmnty. Dev. Dist. No. 12 144A Special Assessment Bonds, 4.00%, 5/1/33	BB-/P	690,000	675,658
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.25%, 5/1/40	BB-/P	2,440,000	1,916,569

			27,202,647
Georgia (6.3%)
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds
(Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	765,000	771,121
(Kennesaw State U. Real Estate), 5.00%, 7/15/30	Baa2	700,000	713,235
Coweta Cnty., Dev. Auth. Rev. Bonds, (Piedmont Healthcare, Inc.), 5.00%, 7/1/44	AA-	4,000,000	4,212,565
Geo L Smith II GA Congress Ctr. 144A Rev. Bonds, (Signia Hotel Mgt., LLC.)
5.00%, 1/1/54	BB-/P	1,480,000	1,221,250
5.00%, 1/1/36	BB-/P	850,000	795,403
Main Street Natural Gas, Inc. Gas Supply Rev. Bonds, Ser. A, 5.00%, 5/15/34	A3	3,345,000	3,526,461
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4)
Ser. A, 5.50%, 7/1/60	A	2,000,000	2,042,000
AGM, 5.00%, 7/1/48	AA	1,500,000	1,600,458
AGM, 5.00%, 7/1/48	AA	1,000,000	1,066,972
4.50%, 7/1/63	A	2,250,000	2,260,333
Ser. A, 4.00%, 1/1/59	A2	2,000,000	1,870,118
Ser. A, 4.00%, 1/1/49	A2	500,000	476,442

			20,556,358
Illinois (12.9%)
Chicago, G.O. Bonds
Ser. A, 5.50%, 1/1/49	BBB+	1,000,000	1,040,490
Ser. A, 5.00%, 1/1/40	BBB+	2,000,000	2,028,513
Ser. A, 5.00%, 1/1/30	BBB+	1,800,000	1,934,287
Ser. B, 4.00%, 1/1/38	BBB+	2,747,000	2,583,404
Chicago, Special Assmt.
3.38%, 12/1/31	BBB/P	367,000	328,443
3.04%, 12/1/28	BBB/P	270,000	246,972
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB	1,500,000	1,507,673
Ser. A, 5.00%, 12/1/47	BB	1,750,000	1,762,501
Ser. A, 5.00%, 12/1/40	BB	500,000	509,926
Ser. H, 5.00%, 12/1/36	BB	2,100,000	2,143,762
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 1/1/38	A+	700,000	746,907
Cook Cnty., G.O. Bonds, 5.00%, 11/15/35	A+	500,000	525,842
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	273,000	272,471
IL State G.O. Bonds
Ser. A, 5.00%, 5/1/38	Baa1	1,000,000	1,040,380
Ser. B, 5.00%, 10/1/31	Baa1	2,000,000	2,145,130
Ser. A, 5.00%, 12/1/28	Baa1	1,760,000	1,889,887
IL State Fin. Auth. Rev. Bonds
(Plymouth Place Oblig. Group), 5.00%, 5/15/56	BB+/F	815,000	663,283
(Plymouth Place Oblig. Group), 5.00%, 5/15/51	BB+/F	1,000,000	832,682
(Plymouth Place Oblig. Group), 5.00%, 5/15/41	BB+/F	400,000	355,914
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A	700,000	747,249
(Riverside Hlth. Syst.), 4.00%, 11/15/35	A+	500,000	509,171
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	1,500,000	1,502,983
(U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/37	Baa3	1,200,000	1,224,350
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion)
Ser. A, 5.00%, 6/15/50	A-	3,000,000	3,048,511
4.00%, 6/15/52	A-	1,000,000	885,593
Ser. B, stepped-coupon zero % (4.950%, 6/15/31), 12/15/47(STP)	A-	1,500,000	904,802
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	1,000,000	1,088,935
Northern IL U. Rev. Bonds, Ser. B, BAM
5.00%, 4/1/33	AA	625,000	689,097
5.00%, 4/1/31	AA	500,000	553,900
4.00%, 4/1/40	AA	610,000	596,119
4.00%, 4/1/39	AA	500,000	495,385
Sales Tax Securitization Corp. Rev. Bonds
Ser. C, 5.50%, 1/1/36	AA-	2,000,000	2,221,050
Ser. A, 5.00%, 1/1/36	AA-	1,600,000	1,744,228
Ser. A, 4.00%, 1/1/39	AA-	1,750,000	1,746,242
Ser. A, 4.00%, 1/1/38	AA-	1,750,000	1,755,583

			42,271,665
Iowa (0.3%)
IA Tobacco Settlement Auth. Rev. Bonds, Ser. B-1, Class 2, 4.00%, 6/1/49	BBB+	945,000	945,622

			945,622
Kansas (0.3%)
Wichita, Hlth. Care Fac. Rev. Bonds, (Presbyterian Manors), Ser. I, 5.00%, 5/15/33	BB-/P	500,000	481,277
Wyandotte, Cnty./Kansas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	BB+/P	390,000	359,880

			841,157
Kentucky (2.9%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/46	BB/P	1,000,000	802,948
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa2	125,000	129,302
KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	900,000	780,868
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	4,635,000	4,648,802
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare Oblig. Group), 5.50%, 10/1/33	A	3,000,000	3,051,559

			9,413,479
Louisiana (1.9%)
LA Pub. Fac. Auth. Rev. Bonds
(Tulane U.), Ser. A, 5.00%, 10/15/48	A1	1,000,000	1,095,892
(U. of Tulane), 4.00%, 12/15/50 (Prerefunded 12/15/27)	AAA/P	20,000	21,544
LA State Pub. Fac. Auth. Rev. Bonds, (LA State U. Greenhouse Phase III), Ser. A, 5.00%, 7/1/59	A3	1,500,000	1,548,975
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	3,500,000	3,300,762
St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	385,000	377,601

			6,344,774
Maine (0.2%)
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B1	500,000	504,132

			504,132
Maryland (2.0%)
Brunswick, Special Tax, 5.00%, 7/1/36	B+/P	549,000	560,540
Frederick Cnty., Special Tax Bonds, (Oakdale-Lake Linganore), 3.75%, 7/1/39	BB/P	1,410,000	1,241,826
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	486,856
MD State Econ. Dev. Corp. Tax Alloc. Bonds, (Port Covington)
4.00%, 9/1/50	B+/P	750,000	629,518
4.00%, 9/1/40	B+/P	755,000	677,983
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.), 5.125%, 7/1/39	B/P	1,000,000	1,002,530
Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	250,000	253,359
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34 (Prerefunded 7/1/24)	BB/P	1,500,000	1,554,018

			6,406,630
Massachusetts (3.9%)
Lowell, Collegiate Charter School Rev. Bonds
5.00%, 6/15/54	BB-/P	1,250,000	1,178,328
5.00%, 6/15/39	BB-/P	1,000,000	999,941
MA State G.O. Bonds, Ser. E, 5.00%, 11/1/47	Aa1	7,950,000	8,958,086
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.)
5.125%, 11/15/46	A/F	1,000,000	1,033,603
5.00%, 11/15/38	A/F	500,000	519,901
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28 (In default)(NON)	D/P	995,000	99,500

			12,789,359
Michigan (4.7%)
Detroit, G.O. Bonds, 5.00%, 4/1/37	Ba2	750,000	766,243
Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	750,000	752,229
Kentwood, Economic Dev. Corp. Rev. Bonds, (Holland Home Obligated Group)
5.00%, 11/15/41	BBB-/F	1,000,000	1,001,635
5.00%, 11/15/32	BBB-/F	1,250,000	1,275,854
MI State Fin. Auth. Rev. Bonds, (Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	AA-	600,000	616,855
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Technological U.), 5.00%, 2/1/47	BBB-	2,150,000	2,058,498
MI State Fin. Auth. Ltd. Oblig. Higher Ed. Fac. Rev. Bonds, (Aquinas College), 5.00%, 5/1/46	BB/P	1,000,000	870,895
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF
4.00%, 5/1/50(T)	Aa1	4,023,000	4,040,882
4.00%, 5/1/45(T)	Aa1	3,576,000	3,616,525
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/43	BBB-/F	500,000	498,042

			15,497,658
Minnesota (1.4%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/41	BB+	380,000	316,817
Ham Lake, Charter School Lease Rev. Bonds, (DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	466,608
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	1,250,000	1,180,973
Rice Cnty., G.O. Bonds, Ser. A, 4.00%, 2/1/48	AAA	1,500,000	1,546,004
St. Paul, Port Auth. Lease Rev. Bonds, (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	1,075,000	1,075,469

			4,585,871
Missouri (1.5%)
Cape Girardeau Cnty., Indl. Dev. Auth. Rev. Bonds, (SoutheastHEALTH Oblig. Group), 4.00%, 3/1/41	BBB-	1,500,000	1,372,860
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	875,000	672,333
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village), 5.25%, 9/1/53	BB+/F	3,250,000	3,012,758

			5,057,951
Montana (1.0%)
MT State Fac. Fin. Auth. Rev. Bonds, (Billings Clinic Oblig. Group), Ser. A
5.00%, 8/15/34	AA-	1,500,000	1,770,684
5.00%, 8/15/32	AA-	1,365,000	1,632,787

			3,403,471
Nevada (0.8%)
Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds, (Summerlin Village 16A), 5.00%, 8/1/32	B+/P	410,000	416,244
Las Vegas, Special Assmt. Bonds
(Dist. No. 815), 5.00%, 12/1/49	B+/P	625,000	606,101
(Special Impt. Dist. No. 816), 3.00%, 6/1/41	BB-/P	650,000	479,756
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	220,000	222,503
Las Vegas, Special Impt. Dist. No. 814 Special Assmt., (Summerlin Village No. 21 and 24A)
4.00%, 6/1/44	BB-/P	615,000	542,901
4.00%, 6/1/39	BB-/P	435,000	400,084

			2,667,589
New Hampshire (0.4%)
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Elliot Hosp.), 5.00%, 10/1/38	A3	250,000	256,487
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	1,000,000	1,029,061
NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A, 6.25%, 7/1/42 (In default)(NON)	D/P	626,090	137,740

			1,423,288
New Jersey (4.6%)
Atlantic City, G.O. Bonds, (Tax Appeal), Ser. B, AGM, 4.00%, 3/1/42	AA	1,250,000	1,256,374
NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	950,000	969,150
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB+	1,000,000	1,011,724
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	1,000,000	1,016,483
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	Ba3	1,500,000	1,536,041
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa2	1,500,000	1,527,356
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. AA, 5.00%, 6/15/38	A3	1,800,000	1,912,956
Ser. AA, 5.00%, 6/15/37	A3	400,000	441,277
Ser. AA, 5.00%, 6/15/36	A3	475,000	529,986
Ser. A, 5.00%, 12/15/34	A3	2,600,000	2,843,770
Ser. A, 4.00%, 6/15/42	A3	1,000,000	980,891
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A, BAM, 5.25%, 11/1/52	AA	1,000,000	1,103,314

			15,129,322
New Mexico (0.1%)
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/39	BB+/F	500,000	457,677

			457,677
New York (12.5%)
Metro. Trans. Auth. Rev. Bonds, Ser. C-1, 4.00%, 11/15/35	A3	3,000,000	2,980,602
NY City, Transitional Fin. Auth. Rev. Bonds
Ser. B-1, 4.00%, 11/1/41(T)	AA+	5,000,000	5,497,644
Ser. C-1, 4.00%, 5/1/39	AAA	2,000,000	2,034,852
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BB+/P	1,700,000	1,642,433
NY State Dorm. Auth. Sales Tax Rev. Bonds, Ser. A, Group C, 5.00%, 3/15/42(T)	AA+	10,845,000	11,534,614
NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. A, 5.00%, 3/15/46(T)	AA+	4,500,000	4,968,074
NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (9/2/25), (Casella Waste Syst., Inc.), Ser. R-1, 2.75%, 9/1/50	B+	225,000	214,070
NY State Liberty Dev. Corp. Rev. Bonds, Ser. A, BAM, 3.00%, 11/15/51	AA	3,000,000	2,280,199
NY State Liberty Dev. Corp. Rev. Bonds, (4 World Trade Ctr.), 3.00%, 11/15/51	A+	6,075,000	4,531,404
NY State Liberty Dev. Corp. 144A Rev. Bonds, (World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB-/P	750,000	750,882
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	1,250,000	1,279,476
Port Auth. of NY & NJ Rev. Bonds, Ser. 218, 5.00%, 11/1/49(T)	Aa3	2,460,000	2,582,803
Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds, Ser. A-2, 4.00%, 6/1/50	BBB+	800,000	730,365

			41,027,418
North Carolina (1.6%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C, 4.00%, 3/1/36	BB/P	2,320,000	1,992,497
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Maryfield, Inc. Oblig. Group), 5.00%, 10/1/45	BB/P	500,000	473,372
(Twin Lakes Cmnty.), Ser. A, 5.00%, 1/1/38	BBB/F	1,750,000	1,769,558
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	965,000	930,907

			5,166,334
Ohio (3.0%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	475,000	453,627
Ser. A-2, Class 1, 3.00%, 6/1/48	BBB+	1,300,000	990,664
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	1,500,000	1,536,654
OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds, (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	1,200,000	1,137,904
OH State Higher Edl. Fac. Comm. Rev. Bonds, (John Carroll U.), 4.00%, 10/1/45	Baa1	3,400,000	3,048,779
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	750,000	770,969
Port of Greater Cincinnati Dev. Auth. 144A Rev. Bonds, 4.25%, 12/1/50	BB/P	1,440,000	1,140,128
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, (Memorial Hlth. Syst. Oblig. Group), 5.00%, 12/1/43	B+/F	150,000	143,380
Washington Cnty, Hosp. Rev. Bonds, (Marietta Area Hlth. Care, Inc.), 6.75%, 12/1/52	B+/P	500,000	508,148

			9,730,253
Oregon (0.4%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Terwilliger Plaza, Inc.), 5.00%, 12/1/29	BB+/F	350,000	350,010
Warm Springs, Reservation Confederated Tribes 144A Rev. Bonds, (Pelton-Round Butte), Ser. B
5.00%, 11/1/36	A3	500,000	554,133
5.00%, 11/1/34	A3	200,000	224,976
Yamhill Cnty., Hosp. Auth. Rev. Bonds, (Friendsview Manor Oblig. Group), Ser. A, 5.00%, 11/15/56	BB-/P	400,000	304,711

			1,433,830
Pennsylvania (4.1%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/35	A	1,200,000	1,297,328
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	750,000	748,790
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	350,000	353,063
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	1,000,000	974,920
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	500,000	451,858
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/48	Baa3	1,500,000	1,477,056
Maxatawny Twp., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries), Ser. A
5.00%, 1/1/42	BBB+/F	1,450,000	1,453,039
5.00%, 1/1/41	BBB+/F	1,400,000	1,406,940
Montgomery Cnty., Indl. Auth. Rev. Bonds, (Whitemarsh Continuing Care Retirement Cmnty.), Ser. A, 5.25%, 1/1/48	BB-/P	500,000	459,046
Moon, Indl. Dev. Auth. Rev. Bonds, (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	650,000	593,857
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), 6.00%, 6/30/61	Baa2	1,000,000	1,111,250
PA State Tpk. Comm. Rev. Bonds, Ser. A, 5.00%, 12/1/44	A3	1,500,000	1,598,932
Philadelphia Auth. For Ind. Dev. 144A Rev. Bonds, (String Theory Charter School), 5.00%, 6/15/50	BB+	700,000	673,710
West Shore Area Auth. Rev. Bonds, (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	785,000	786,025

			13,385,814
Puerto Rico (1.9%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/46	BB/P	2,000,000	1,674,745
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A-1, 5.00%, 7/1/58	BB-/P	4,700,000	4,642,419

			6,317,164
South Carolina (5.8%)
Berkeley Cnty., Assmt. Rev. Bonds, (Nexton Impt. Dist.), 4.375%, 11/1/49	BB-/P	1,000,000	834,739
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds
(High Point Academy), Ser. A, 5.75%, 6/15/49	Ba1	1,000,000	1,017,933
(High Point Academy), Ser. A, 5.75%, 6/15/39	Ba1	500,000	513,542
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/56	BB/P	1,020,000	738,627
SC State Jobs-Econ. Dev. Auth. Rev. Bonds, (Bon Secours Mercy Hlth.), 4.00%, 12/1/44	A1	4,000,000	3,897,243
SC State Public Svc Auth. Rev. Bonds Ser. B
4.00%, 12/1/51(T)	A3	3,000,000	2,822,024
4.00%, 12/1/42(T)	A3	5,250,000	5,155,068
4.00%, 12/1/41(T)	A3	4,000,000	3,943,818

			18,922,994
Tennessee (0.8%)
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds, (Blakeford at Green Hills), Ser. A, 4.00%, 11/1/55	BBB-/F	1,750,000	1,364,322
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B, 5.50%, 7/1/39	A1	1,000,000	1,138,703

			2,503,025
Texas (9.0%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/42	AAA	1,000,000	1,004,036
(Wayside Schools), Ser. A, 4.00%, 8/15/41	BB	610,000	513,912
Arlington, Higher Ed. Fin. Corp. 144A Rev. Bonds, (Magellan School (The)), 6.375%, 6/1/62	Ba2	1,100,000	1,106,403
Clifton, Higher Ed. Fin. Corp. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	2,500,000	2,560,776
(IDEA Pub. Schools), 5.00%, 8/15/28	A-	200,000	213,904
Dallas, Area Rapid Transit Rev. Bonds, Ser. B, 5.00%, 12/1/47	AA+	9,000,000	9,881,078
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	250,000	232,650
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Ba1	1,000,000	950,327
Houston, Arpt. Syst. Rev. Bonds
Ser. B-1, 5.00%, 7/15/35	B	2,500,000	2,507,000
(United Airlines, Inc.), 4.00%, 7/1/41	B-/F	1,250,000	1,126,719
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,250,000	1,323,004
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	441,363
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	935,127
Temple, Tax Increment 144A Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, 5.00%, 8/1/38	Baa2	1,500,000	1,526,161
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	Baa2	2,500,000	2,534,077
TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/32	A3	1,000,000	1,074,017
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/50	Baa2	1,250,000	1,254,711
TX State Trans. Comm. Rev. Bonds, (State Hwy. 249 Sys.), Ser. A, zero %, 8/1/39	Baa3	700,000	312,029

			29,497,294
Utah (1.2%)
Infrastructure Agcy. Telecomm. Rev. Bonds, 4.00%, 10/15/39	BBB-/F	1,500,000	1,296,346
MDA Mountain Village Pub. Infrastructure Dist. Special Assmt., Ser. A, 5.00%, 8/1/50	B/P	1,045,000	954,992
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,250,000	935,770
UT State Charter School Fin. Auth. Rev. Bonds, (Summit Academy, Inc.), Ser. A, 5.00%, 4/15/44	AA	625,000	653,745

			3,840,853
Virginia (2.4%)
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.40%, 3/1/45	B/P	995,000	998,053
Farms of New Kent, Cmnty. Dev. Auth. 144A Special Assmt. Bonds, Ser. A, 3.75%, 3/1/36	B+/P	640,000	610,355
James City Cnty., Econ. Dev. Auth. Rev. Bonds
(Williamsburg Landing), Ser. A, 4.00%, 12/1/50	BB/P	1,235,000	925,582
(VA United Methodist Homes, Inc. Oblig. Group), Ser. A, 4.00%, 6/1/47	BB/P	1,000,000	744,641
Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Lexington Retirement Cmnty.), 4.00%, 1/1/48	BBB-/F	1,310,000	1,022,849
(Lexington Retirement Cmnty.), 4.00%, 1/1/42	BBB-/F	1,000,000	823,941
(Kendal at Lexington), 4.00%, 1/1/31	BBB-/F	675,000	640,195
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	485,000	484,109
Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66-P3), 5.00%, 12/31/52	Baa3	1,000,000	1,001,515
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	500,000	486,053

			7,737,293
Washington (2.8%)
Bellevue, G.O. Bonds
4.00%, 12/1/38	Aaa	1,000,000	1,038,713
4.00%, 12/1/34	Aaa	1,420,000	1,548,126
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.25%, 1/1/38	BB+/P	750,000	783,851
Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A	290,000	290,366
WA State Hsg. Fin. Comm. Rev. Bonds
(Wesley Homes Lea Hill), 5.00%, 7/1/41	B/P	500,000	451,928
(Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	580,000	541,226
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	2,147,046	2,024,934
WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/36	BB/F	1,175,000	1,053,770
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds, (Spokane Intl. Academy), Ser. A
5.00%, 7/1/56	Ba2	1,130,000	1,059,028
5.00%, 7/1/50	Ba2	500,000	476,478

			9,268,420
Wisconsin (5.3%)
Pub. Fin. Auth. 144A Rev. Bonds, (Roseman U. of Hlth. Sciences), 5.00%, 4/1/40	BB	1,150,000	1,139,466
Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Piedmont Cmnty. Charter School), 5.00%, 6/15/53	Baa3	1,150,000	1,159,332
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	300,000	293,789
Pub. Fin. Auth. Retirement Communities Rev. Bonds, (Evergreens Oblig. Group), Ser. A, 5.00%, 11/15/49	BBB/F	1,750,000	1,716,936
Pub. Fin. Auth. Retirement Fac. 144A Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/48	BB/F	800,000	693,032
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds, (UHF RISE Student Hsg., LLC), Ser. A-1, 4.00%, 7/1/61	Ba1	600,000	452,109
WI Pub. Fin. Auth. Hotel Rev. Bonds, (Grand Hyatt), 5.00%, 2/1/62	BBB-	2,300,000	2,208,916
WI Pub. Fin. Auth. Hotel 144A Rev. Bonds, (Grand Hyatt), 6.00%, 2/1/62	BB-/P	1,000,000	992,642
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Oakwood Lutheran Sr. Ministries Oblig. Group), 4.00%, 1/1/57	BB/P	650,000	469,047
(St. John's Communities, Inc.), 4.00%, 9/15/45	BBB-/F	650,000	534,154
(St. John's Communities, Inc.), 4.00%, 9/15/41	BBB-/F	770,000	660,593
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/41	AA	4,000,000	3,930,070
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds
(Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44 (Prerefunded 11/15/24)	BB-/P	1,800,000	1,890,599
(Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	380,000	366,282
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/30	BB/F	945,000	917,125

			17,424,092

Total municipal bonds and notes (cost $466,466,448)			$441,247,755

SHORT-TERM INVESTMENTS (7.8%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.58%(AFF)	Shares	24,220,245	$24,220,245
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18%(P)	Shares	610,000	610,000
U.S. Treasury Bills 3.846%, 2/2/23(SEG)		$300,000	299,967
U.S. Treasury Bills 4.480%, 3/9/23(SEG)		282,000	280,740
U.S. Treasury Bills 4.491%, 3/16/23(SEG)		200,000	198,933

Total short-term investments (cost $25,609,923)			$25,609,885
TOTAL INVESTMENTS

Total investments (cost $492,076,371)			$466,857,640

FUTURES CONTRACTS OUTSTANDING at 1/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	67	$9,497,250	$9,497,250	Mar-23	$(432,354)
U.S. Treasury Note Ultra 10 yr (Short)	102	12,362,719	12,362,719	Mar-23	(220,331)

Unrealized appreciation					—

Unrealized (depreciation)					(652,685)

Total					$(652,685)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/23 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$7,000,000	$298,081	$—	3/9/23	—	2.85% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	$298,081
3,500,000	252,403	—	3/23/23	—	3.48% minus Municipal Market Data Index AAA municipal yields 20 Year rate — At maturity	252,403

Upfront premium received		—	Unrealized appreciation			550,484

Upfront premium (paid)		—	Unrealized (depreciation)			—

Total		$—			Total	$550,484

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2022 through January 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $327,743,852.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/23
	Short-term investments
	Putnam Short Term Investment Fund*	$26,377,910	$16,797,721	$18,955,386	$262,360	$24,220,245

	Total Short-term investments	$26,377,910	$16,797,721	$18,955,386	$262,360	$24,220,245
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $779,543.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.66%, 4.57% and 4.81%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	28.5%
	Education	20.8%
	Tax bonds	16.2%
	Local debt	10.0%
	Utilities	10.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging and gaining exposure to term structure risk.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $59,979,970 were held by the TOB trust and served as collateral for $36,426,667 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $208,581 for these investments based on an average interest rate of 2.51%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$441,247,755	$—
Short-term investments	610,000	24,999,885	—

Totals by level	$610,000	$466,247,640	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(652,685)	$—	$—
Total return swap contracts	—	550,484	—

Totals by level	$(652,685)	$550,484	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	100
OTC total return swap contracts (notional)	$9,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com